Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Successor	Dec. 31, 2012 Successor	Jul. 13, 2012 Predecessor	Mar. 31, 2014 Buildings	Dec. 31, 2013 Buildings	Dec. 31, 2013 Buildings Successor	Dec. 31, 2012 Buildings Successor	Mar. 31, 2014 Mining property and mine development	Dec. 31, 2013 Mining property and mine development	Dec. 31, 2013 Mining property and mine development Successor	Dec. 31, 2012 Mining property and mine development Successor	Mar. 31, 2014 Plant and equipment	Dec. 31, 2013 Plant and equipment	Dec. 31, 2013 Plant and equipment Successor	Dec. 31, 2012 Plant and equipment Successor	Mar. 31, 2014 Rail and rail equipment	Dec. 31, 2013 Rail and rail equipment	Dec. 31, 2013 Rail and rail equipment Successor	Dec. 31, 2012 Rail and rail equipment Successor	Mar. 31, 2014 Transload facilities and equipment	Dec. 31, 2013 Transload facilities and equipment	Dec. 31, 2013 Transload facilities and equipment Successor	Dec. 31, 2012 Transload facilities and equipment Successor	Mar. 31, 2014 Construction-in-progress	Dec. 31, 2013 Construction-in-progress	Dec. 31, 2013 Construction-in-progress Successor	Dec. 31, 2012 Construction-in-progress Successor
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 208,673	$ 205,501		$ 205,501	$ 157,820		$ 3,823	$ 3,815	$ 3,815	$ 2,002	$ 39,712	$ 39,690	$ 39,690	$ 38,892	$ 110,228	$ 108,627	$ 108,627	$ 102,940	$ 20,547	$ 20,421	$ 20,421	$ 12,606	$ 30,514	$ 30,265	$ 30,265	$ 0	$ 3,849	$ 2,683	$ 2,683	$ 1,380
Less: Accumulated depreciation and depletion	(10,581)	(9,667)		(9,667)	(3,293)
Property, plant and equipment, net	$ 198,092	$ 195,834	$ 154,527	$ 195,834	$ 154,527	$ 13,630